Stockholders' equity (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings per share attributable to Company's stockholders:
Net income from continuing operations	$ 22,885	$ 17,407	$ 5,349
Discontinued operations, net of tax		(143)
Net income attributable to the Company's stockholders	22,885	17,264	5,349
Net income for the period adjusted	22,718	17,131	5,198
Earnings per share
Income available to preferred stockholders	8,591	6,566	1,967
Income available to common stockholders	13,842	10,353	3,082
Weighted average number of shares outstanding	5,181,093,000	5,245,806,000	5,212,406,000
Weighted Average Number of of convertibles outstanding, linked to shares	65,701,000	65,701,000	152,578,000
Earnings per preferred share (in dollars per share)	$ 4.33	$ 3.23	$ 0.97
Earnings per common share (in dollars per share)	$ 4.33	$ 3.23	$ 0.97
Earnings per convertible note linked to preferred share (in dollars per share)	$ 6.39	$ 4.76	$ 1.71
Earnings per convertible note linked to common share (in dollars per share)	$ 8.15	$ 6.52	$ 2.21
Earnings per preferred share from continuing operations (in dollars per share)	$ 4.33	$ 3.25	$ 0.97
Earnings per common share from continuing operations (in dollars per share)	$ 4.33	$ 3.25	$ 0.97
Earnings per convertible notes linked to preferred share from continuing operations (in dollars per share)	$ 6.39	$ 4.77	$ 1.71
Earnings per convertible notes linked to common share from continuing operations (in dollars per share)	$ 8.15	$ 6.56	$ 2.21
Earnings per preferred share from discontinued operations (in dollars per share)		$ (0.02)
Earnings per common share from discontinued operations (in dollars per share)		$ (0.02)
Earnings per convertible notes linked to preferred share from discontinued operations (in dollars per share)		$ (0.01)
Earnings per convertible notes linked to common share from discontinued operations (in dollars per share)		$ (0.04)
Preferred Convertible note
Earnings per share attributable to Company's stockholders:
Remuneration attributed to preferred convertible notes	(97)	(72)	(58)
Earnings per share
Income available to convertible notes	205	153	75
Weighted average number of shares outstanding	1,984,030,000	2,035,783,000	2,030,700,000
Weighted Average Number of of convertibles outstanding, linked to shares	47,285,000	47,285,000	77,580,000
Common Convertible notes
Earnings per share attributable to Company's stockholders:
Remuneration attributed to common convertible notes	(70)	(61)	(93)
Earnings per share
Income available to convertible notes	$ 80	$ 59	$ 73
Weighted average number of shares outstanding	3,197,063,000	3,210,023,000	3,181,706,000
Weighted Average Number of of convertibles outstanding, linked to shares	18,416,000	18,416,000	74,998,000